Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue
Accounts receivable concentration of credit risk is as below:

	As of December 31,
	2019	2020
Customer A	*	96%
Customer B	31%		*
Customer C	28%		*
Customer D	14%		*
Customer E	10%		*

*	Less than 10%
Customers which contributed more than 10% of total revenue are as below:

	For the Years Ended December 31,
	2018		2019		2020
Customer F		*		*	29%
Customer G		*	17%		*
Customer H		*		*	16%
Customer I	14%			*	*

*	Less than 10%